Other long-term liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Severance liability	$ 380,012	$ 359,567	$ 297,120
Customer deposit balance			366,947
Total other long term liabilities	$ 380,012	$ 359,567	$ 664,067